Share-based Payment Arrangements - Summary of Information About ASE Inc. Option Plans (Detail) - The Company Option Plans [member] shares in Thousands	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, beginning balance | shares	96,802	144,767	170,786
Number of options, forfeited | shares	(1,206)	(5,907)	(3,949)
Number of options, expired | shares	0	0	(1,006)
Number of options, exercised | shares	(14,334)	(42,058)	(21,064)
Number of options, Ending balance | shares	81,262	96,802	144,767
Number of options, exercisable, end of year | shares	58,216	49,696	67,388
Weighted average exercise price, Beginning balance | $ / shares	$ 53.3	$ 56.9	$ 57
Weighted average exercise price, Options expired | $ / shares	0	0	40.8
Weighted average exercise price, Options forfeited | $ / shares	51.1	52.3	58
Weighted average exercise price, Options exercised | $ / shares	51.5	61.4	49.2
Weighted average exercise price, Ending balance | $ / shares	50.2	53.3	56.9
Weighted average exercise price, Options exercisable, end of year | $ / shares	$ 51.3	$ 55.5	$ 61.4